Pay versus Performance (Details) - $ / shares	12 Months Ended				48 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023
Closing share price percentage of 52-week high	95.67%	72.52%	98.79%	98.99%
Compensation Actually Paid to PEO, percentage change					(5.00%)
Average Compensation Actually Paid to Other NEOs, percentage change					35.00%
IQVIA’s TSR, percentage change					50.00%
Peer Group TSR, percentage change					71.00%
Net Income, percentage change					387.00%
Adj. Diluted EPS Growth, percentage change					60.00%
Minimum [Member]
Stock price	$ 167.42	$ 165.75	$ 170.00	$ 81.79
Maximum [Member]
Stock price	$ 241.86	$ 282.52	$ 285.61	$ 180.99